SEGMENTED REPORTING	3 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

11. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business and exploration activities through geographical regions - Canada and South Africa.  The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated.  This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At November 30, 2020	Assets	Liabilities

Canada	$5,730	$35,086
South Africa	40,526	445
	$46,256	$35,531

At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558

Comprehensive Loss (Income) for the period ended	November 30, 2020	November 30, 2019

Canada	$3,090	$340
South Africa	(3,676)	(2,246)
	$(586)	$(1,906)